Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
IFRS Statement [Line Items]
Balance at beginning of period			$ 8,689
Total Allowance, including off-balance sheet instruments, at end of period	$ 9,554	$ 9,701	9,554	$ 9,701
Total Allowance for Loan Losses at end of period	8,508	8,682	8,508	8,682
Less: Total Allowance for off-balance sheet instruments	1,046	1,019	1,046	1,019
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	420	348	357	365
Net remeasurement due to transfers into stage	(4)	(3)	(6)	(7)
New originations or purchases	10	7	21	19
Net repayments	(2)	(2)	(6)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(25)	(16)	(55)	(48)
Changes to risk, parameters, and models	33	15	127	28
Disposals	0	0	0	0
Write-offs	(4)	(5)	(11)	(7)
Recoveries	0	0	3	1
Foreign exchange and other adjustments	2	1	0	0
Total Allowance for Loan Losses at end of period	430	345	430	345
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,215	2,221	2,273	2,133
Balance at beginning of period			2,193
Net remeasurement due to transfers into stage	(56)	(22)	(74)	(13)
New originations or purchases	104	91	277	251
Net repayments	(66)	(55)	(175)	(159)
Derecognition of financial assets (excluding disposals and write-offs)	(64)	(67)	(188)	(186)
Changes to risk, parameters, and models	389	333	1,095	1,123
Disposals	0	0	0	0
Write-offs	(425)	(385)	(1,247)	(1,196)
Recoveries	83	92	244	262
Foreign exchange and other adjustments	26	3	1	(4)
Total Allowance, including off-balance sheet instruments, at end of period	2,206	2,211	2,206	2,211
Total Allowance for Loan Losses at end of period	2,134	2,132	2,134	2,132
Less: Total Allowance for off-balance sheet instruments	72	79	72	79
Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,783	2,716	2,790	2,699
Balance at beginning of period			2,292
Net remeasurement due to transfers into stage	9	27	65	(35)
New originations or purchases	40	39	136	113
Net repayments	18	5	57	52
Derecognition of financial assets (excluding disposals and write-offs)	(152)	(105)	(454)	(363)
Changes to risk, parameters, and models	510	435	1,500	1,535
Disposals	0	0	0	0
Write-offs	(540)	(497)	(1,598)	(1,558)
Recoveries	104	103	331	293
Foreign exchange and other adjustments	56	5	1	(8)
Total Allowance, including off-balance sheet instruments, at end of period	2,828	2,728	2,828	2,728
Total Allowance for Loan Losses at end of period	2,315	2,232	2,315	2,232
Less: Total Allowance for off-balance sheet instruments	513	496	513	496
Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	4,031	4,299	4,321	3,940
Net remeasurement due to transfers into stage	17	12	38	70
New originations or purchases	421	438	1,216	1,052
Net repayments	(27)	(26)	(241)	(121)
Derecognition of financial assets (excluding disposals and write-offs)	(555)	(652)	(1,764)	(1,498)
Changes to risk, parameters, and models	318	518	1,388	1,717
Disposals	0	(13)	(27)	(22)
Write-offs	(221)	(158)	(884)	(743)
Recoveries	34	17	67	56
Foreign exchange and other adjustments	72	(18)	(24)	(34)
Total Allowance, including off-balance sheet instruments, at end of period	4,090	4,417	4,090	4,417
Total Allowance for Loan Losses at end of period	3,629	3,973	3,629	3,973
Less: Total Allowance for off-balance sheet instruments	461	444	461	444
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance at beginning of period			2,739
Total Allowance, including off-balance sheet instruments, at end of period	3,333	3,181	3,333	3,181
Total Allowance for Loan Losses at end of period	2,862	2,732	2,862	2,732
Less: Total Allowance for off-balance sheet instruments	471	449	471	449
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	101	106	102	116
Net remeasurement due to transfers into stage	(8)	(7)	(19)	(19)
New originations or purchases	10	7	21	19
Net repayments	(1)	(1)	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(2)	(3)	(4)	(12)
Changes to risk, parameters, and models	(15)	(22)	(37)	(65)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	0	0	(1)	0
Total Allowance for Loan Losses at end of period	99	101	99	101
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	33	28	80	85
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(19)	(7)	(40)	(20)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0	0	0
Stage 1 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	720	673	724	696
Balance at beginning of period			699
Net remeasurement due to transfers into stage	(123)	(91)	(289)	(234)
New originations or purchases	104	91	277	251
Net repayments	(31)	(23)	(77)	(65)
Derecognition of financial assets (excluding disposals and write-offs)	(24)	(22)	(69)	(64)
Changes to risk, parameters, and models	(87)	(79)	(255)	(227)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	10	2	1	(1)
Total Allowance, including off-balance sheet instruments, at end of period	770	708	770	708
Total Allowance for Loan Losses at end of period	746	683	746	683
Less: Total Allowance for off-balance sheet instruments	24	25	24	25
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	259	213	647	537
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(55)	(54)	(180)	(178)
Stage 1 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(3)	(2)	(9)	(7)
Stage 1 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	941	953	944	947
Balance at beginning of period			743
Net remeasurement due to transfers into stage	(115)	(98)	(325)	(398)
New originations or purchases	40	39	136	113
Net repayments	4	(13)	9	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(15)	(13)	(38)	(49)
Changes to risk, parameters, and models	(121)	(125)	(306)	(400)
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	20	1	0	(3)
Total Allowance, including off-balance sheet instruments, at end of period	960	929	960	929
Total Allowance for Loan Losses at end of period	753	728	753	728
Less: Total Allowance for off-balance sheet instruments	207	201	207	201
Stage 1 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	289	280	822	1,000
Stage 1 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(77)	(88)	(260)	(256)
Stage 1 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(6)	(7)	(22)	(18)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,446	1,328	1,439	1,150
Net remeasurement due to transfers into stage	(28)	(29)	(87)	(75)
New originations or purchases	421	438	1,216	1,052
Net repayments	11	2	18	17
Derecognition of financial assets (excluding disposals and write-offs)	(226)	(217)	(698)	(546)
Changes to risk, parameters, and models	(83)	(4)	(218)	82
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	26	7	10	9
Total Allowance, including off-balance sheet instruments, at end of period	1,504	1,443	1,504	1,443
Total Allowance for Loan Losses at end of period	1,264	1,220	1,264	1,220
Less: Total Allowance for off-balance sheet instruments	240	223	240	223
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	111	123	285	277
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(172)	(203)	(455)	(517)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(2)	(6)	(6)
Stage 2 [member]
IFRS Statement [Line Items]
Balance at beginning of period			4,362
Total Allowance, including off-balance sheet instruments, at end of period	4,773	4,849	4,773	4,849
Total Allowance for Loan Losses at end of period	4,203	4,288	4,203	4,288
Less: Total Allowance for off-balance sheet instruments	570	561	570	561
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	223	174	175	189
Net remeasurement due to transfers into stage	4	4	13	12
Net repayments	(1)	(1)	(3)	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(12)	(5)	(22)	(15)
Changes to risk, parameters, and models	31	24	110	58
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	1	0	1	0
Total Allowance for Loan Losses at end of period	226	171	226	171
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(31)	(27)	(75)	(81)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	27	15	63	43
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(16)	(13)	(36)	(32)
Stage 2 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,220	1,270	1,275	1,175
Balance at beginning of period			1,220
Net remeasurement due to transfers into stage	64	67	206	215
Net repayments	(26)	(27)	(80)	(81)
Derecognition of financial assets (excluding disposals and write-offs)	(29)	(29)	(84)	(86)
Changes to risk, parameters, and models	189	165	489	525
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	13	1	0	(3)
Total Allowance, including off-balance sheet instruments, at end of period	1,174	1,241	1,174	1,241
Total Allowance for Loan Losses at end of period	1,126	1,187	1,126	1,187
Less: Total Allowance for off-balance sheet instruments	48	54	48	54
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(258)	(212)	(643)	(533)
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	76	77	243	249
Stage 2 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(75)	(71)	(232)	(220)
Stage 2 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,394	1,314	1,386	1,374
Balance at beginning of period			1,089
Net remeasurement due to transfers into stage	117	118	367	343
Net repayments	(1)	2	(1)	5
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(31)	(83)	(74)
Changes to risk, parameters, and models	341	345	1,004	1,120
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	24	4	1	(2)
Total Allowance, including off-balance sheet instruments, at end of period	1,430	1,356	1,430	1,356
Total Allowance for Loan Losses at end of period	1,124	1,061	1,124	1,061
Less: Total Allowance for off-balance sheet instruments	306	295	306	295
Stage 2 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(280)	(269)	(794)	(967)
Stage 2 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	105	113	337	325
Stage 2 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(243)	(240)	(787)	(768)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,869	2,134	2,092	1,937
Net remeasurement due to transfers into stage	44	42	123	145
Net repayments	(8)	2	(85)	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(219)	(314)	(668)	(709)
Changes to risk, parameters, and models	188	311	552	872
Disposals	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Foreign exchange and other adjustments	45	(5)	2	(12)
Total Allowance, including off-balance sheet instruments, at end of period	1,943	2,081	1,943	2,081
Total Allowance for Loan Losses at end of period	1,727	1,869	1,727	1,869
Less: Total Allowance for off-balance sheet instruments	216	212	216	212
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(111)	(122)	(285)	(273)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	176	214	466	548
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(41)	(181)	(254)	(405)
Stage 3 [member]
IFRS Statement [Line Items]
Balance at beginning of period			1,588
Total Allowance, including off-balance sheet instruments, at end of period	1,448	1,671	1,448	1,671
Total Allowance for Loan Losses at end of period	1,443	1,662	1,443	1,662
Less: Total Allowance for off-balance sheet instruments	5	9	5	9
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	96	68	80	60
Net remeasurement due to transfers into stage	0	0	0	0
Net repayments	0	0	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(8)	(29)	(21)
Changes to risk, parameters, and models	17	13	54	35
Disposals	0	0	0	0
Write-offs	(4)	(5)	(11)	(7)
Recoveries	0	0	3	1
Foreign exchange and other adjustments	1	1	0	0
Total Allowance for Loan Losses at end of period	105	73	105	73
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(2)	(1)	(5)	(4)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(8)	(8)	(23)	(23)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	16	13	36	32
Stage 3 [member] | Consumer instalment and other personal [Member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	275	278	274	262
Balance at beginning of period			274
Net remeasurement due to transfers into stage	3	2	9	6
Net repayments	(9)	(5)	(18)	(13)
Derecognition of financial assets (excluding disposals and write-offs)	(11)	(16)	(35)	(36)
Changes to risk, parameters, and models	287	247	861	825
Disposals	0	0	0	0
Write-offs	(425)	(385)	(1,247)	(1,196)
Recoveries	83	92	244	262
Foreign exchange and other adjustments	3	0	0	0
Total Allowance, including off-balance sheet instruments, at end of period	262	262	262	262
Total Allowance for Loan Losses at end of period	262	262	262	262
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(1)	(4)	(4)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(21)	(23)	(63)	(71)
Stage 3 [member] | Consumer instalment and other personal [Member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	78	73	241	227
Stage 3 [member] | Credit card [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	448	449	460	378
Balance at beginning of period			460
Net remeasurement due to transfers into stage	7	7	23	20
Net repayments	15	16	49	54
Derecognition of financial assets (excluding disposals and write-offs)	(110)	(61)	(333)	(240)
Changes to risk, parameters, and models	290	215	802	815
Disposals	0	0	0	0
Write-offs	(540)	(497)	(1,598)	(1,558)
Recoveries	104	103	331	293
Foreign exchange and other adjustments	12	0	0	(3)
Total Allowance, including off-balance sheet instruments, at end of period	438	443	438	443
Total Allowance for Loan Losses at end of period	438	443	438	443
Less: Total Allowance for off-balance sheet instruments	0	0	0	0
Stage 3 [member] | Credit card [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(9)	(11)	(28)	(33)
Stage 3 [member] | Credit card [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(28)	(25)	(77)	(69)
Stage 3 [member] | Credit card [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	249	247	809	786
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	716	837	790	853
Net remeasurement due to transfers into stage	1	(1)	2	0
Net repayments	(30)	(30)	(174)	(116)
Derecognition of financial assets (excluding disposals and write-offs)	(110)	(121)	(398)	(243)
Changes to risk, parameters, and models	213	211	1,054	763
Disposals	0	(13)	(27)	(22)
Write-offs	(221)	(158)	(884)	(743)
Recoveries	34	17	67	56
Foreign exchange and other adjustments	1	(20)	(36)	(31)
Total Allowance, including off-balance sheet instruments, at end of period	643	893	643	893
Total Allowance for Loan Losses at end of period	638	884	638	884
Less: Total Allowance for off-balance sheet instruments	5	9	5	9
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	(1)	0	(4)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(11)	(11)	(31)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 43	$ 183	$ 260	$ 411